Segment Information	12 Months Ended
Aug. 31, 2018
Segment Reporting [Abstract]
Segment Information
22.	SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing the performance of the Group.

The Group identified four operating segments, including International Schools, Bilingual Schools, Kindergartens and Complementary Education Service. All these four operating segments are identified as reportable segments.

The Group primarily operates in the PRC and most of the Group’s long-lived assets are located in the PRC.

The Group’s CODM evaluates performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:

For the year ended August 31, 2016

	International	Bilingual		Complementary	Combined
	Schools	Schools	Kindergartens	Education Service	and Consolidated
	RMB	RMB	RMB	RMB	RMB
Revenue	423,122	328,678	252,013	36,516	1,040,329
Costs of revenue	(312,527)	(228,889)	(168,157)	(26,632)	(736,205)

Gross profit	110,595	99,789	83,856	9,884	304,124

For the year ended August 31, 2017

	International	Bilingual		Complementary	Combined
	Schools	Schools	Kindergartens	Education Service	and Consolidated
	RMB	RMB	RMB	RMB	RMB
Revenue	505,595	413,404	312,008	97,360	1,328,367
Costs of revenue	(360,044)	(262,283)	(178,758)	(59,245)	(860,330)

Gross profit	145,551	151,121	133,250	38,115	468,037

For the year ended August 31, 2018

	International	Bilingual		Complementary	Combined
	Schools	Schools	Kindergartens	Education Service	and Consolidated
	RMB	RMB	RMB	RMB	RMB
Revenue	589,599	534,008	399,249	196,015	1,718,871
Costs of revenue	(373,391)	(346,868)	(223,397)	(146,939)	(1,090,595)

Gross profit	216,208	187,140	175,852	49,076	628,276

The Group’s CODM does not review the financial position by operating segments, thus no total assets of each operating segment presented.